Differences in Quoted Prices of Gold and Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Difference in Quoted Prices of Gold and Foreign Currency

Description	12/31/2020	12/31/2019	12/31/2018
Translation of foreign currency assets and liabilities into pesos	3,277,757	(193,842)	(7,014,412)
Income from foreign currency exchange	951,933	4,955,089	3,348,883

	4,229,690	4,761,247	(3,665,529)